Revenue	12 Months Ended
Mar. 31, 2026
Revenue [Abstract]
REVENUE

NOTE 7 — REVENUE

	2026	2025	2024
Supply chain services	$7,557,193	$12,481,187	$10,145,855
Procurement and distribution	5,872,130	7,511,591	6,217,798
Consignment sales and other revenue	4,184	321,040	324,711
Total Revenue	$13,433,507	$20,313,818	$16,688,364

During the years ended March 31, 2026, 2025 and 2024, $7,557,193, $12,481,187 and $10,145,855 of revenue were recognized, respectively, over time when services are delivered to customers over a short period of time. During the years ended March 31, 2026, 2025 and 2024, $5,876,314, $7,832,631 and $6,542,509 of revenue were recognized, respectively, point in time when the goods are delivered to customers.

The Company presents the consideration that a customer pays before the Company transfers a service or goods to the customer as a contract liability when the payment is made. Contract liability is the Company’s obligation to transfer services to a customer for which the Company has received consideration from the customer. As of March 31, 2026, the balance of contract liability was $127,464. The contract liability amounted to $124,507 and $191,066 as of March 31, 2025 and 2024, respectively, were recognized as revenue within the year ended March 31, 2026 and 2025, respectively.